LONG TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2014
LONG TERM INVESTMENTS
Schedule of long term investment

	As of December 31,
	2013	2014
UBOX	40,517	40,517
Kangdu	50,000	—
Sheen Star	—	20,990
Yibang	—	2,482
Quanjude	—	137,943
Loan to franchisees	—	5,140
Campsort	—	11,644
GOOAGOO	—	10,289
Total	90,517	229,005